INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (12,357)	$ 1,571
Other comprehensive income (loss):
Change in foreign currency translation adjustment	(1,111)	63
Cash flow hedges:
Change in net unrealized gains (losses)	(396)	1,214
Amounts reclassified into net income (loss)	51	(85)
Net change	(345)	1,129
Other comprehensive income (loss), net	(1,456)	1,192
Total of comprehensive income (loss)	$ (13,813)	$ 2,763